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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 5 of its series, Evergreen Global Opportunities Fund, Evergreen Global Leaders Fund, Evergreen International Equity Fund, Evergreen Precious Metals Fund, Evergreen Emerging Markets Growth Fund, for the quarter ended July 31, 2004. These 5 series have an October 31 fiscal year end.

Date of reporting period:	July 31, 2004

Item 1 — Schedule of Investments

EVERGREEN GLOBAL LEADERS FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS 93.2%
CONSUMER DISCRETIONARY 11.7%

Auto Components 1.2%
Continental AG	Germany	43,953	$2,072,362

Automobiles 1.3%
Toyota Motor Corp.	Japan	57,400	2,308,884

Hotels, Restaurants & Leisure 1.6%
Enterprise Inns plc	United Kingdom	98,938	959,310
Starbucks Corp. *	United States	38,567	1,811,106

			2,770,416

Household Durables 0.5%
Sharp Corp.	Japan	56,000	809,015

Media 4.4%
News Corp., Ltd., ADR	Australia	77,540	2,463,446
PagesJaunes SA *	France	15,272	265,868
Publicis Groupe SA þ	France	32,466	879,628
Viacom, Inc., Class B	United States	47,230	1,586,456
Vivendi Universal *	France	106,074	2,650,618

			7,846,016

Specialty Retail 2.0%
Kingfisher plc	United Kingdom	355,376	1,836,010
Lowe’s Companies, Inc.	United States	35,612	1,735,017

			3,571,027

Textiles, Apparel & Luxury Goods 0.7%
Nike, Inc., Class B	United States	16,986	1,235,052

CONSUMER STAPLES 9.8%

Beverages 2.0%
Carlsberg SA	Denmark	45,200	2,275,291
Coca-Cola Co.	United States	29,969	1,314,440

			3,589,731

Food & Staples Retailing 1.6%
CVS Corp.	United States	29,795	1,247,517
Wal-Mart Stores, Inc.	United States	29,341	1,555,366

			2,802,883

Food Products 2.7%
General Mills, Inc.	United States	26,278	1,179,882
Nestle SA	Switzerland	13,807	3,529,739

			4,709,621

Household Products 3.5%
Procter & Gamble Co.	United States	45,992	2,398,483
Reckitt Benckiser plc	United Kingdom	134,590	3,682,386

			6,080,869

ENERGY 7.5%

Oil & Gas 7.5%
Apache Corp.	United States	38,282	1,781,261
BP plc	United Kingdom	420,547	3,947,599
BP plc, ADR	United Kingdom	34,621	1,951,240
Petro-Canada þ	Canada	49,800	2,325,124
TOTAL SA, ADR	France	1	97
TOTAL SA, Class B þ	France	16,300	3,163,179

			13,168,500

|1|

EVERGREEN GLOBAL LEADERS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
FINANCIALS 21.0%

Capital Markets 3.1%
Bank of New York Co., Inc.	United States	27,072	$777,778
Deutsche Bank AG	Germany	13,761	956,101
Morgan Stanley	United States	23,775	1,172,821
UBS AG	Switzerland	37,076	2,481,202

			5,387,902

Commercial Banks 8.9%
Allied Irish Banks plc	Ireland	76,128	1,171,431
Bank of America Corp.	United States	36,234	3,080,252
BNP Paribas SA þ	France	18,858	1,097,649
HSBC Holdings plc þ	United Kingdom	216,800	3,196,492
Lloyds TSB Group plc	United Kingdom	132,040	990,227
Mitsubishi Tokyo Financial Group, Inc.	Japan	324	2,900,364
Royal Bank of Scotland Group plc	United Kingdom	55,462	1,559,818
The Bank Of Yokohama, Ltd. *þ	Japan	154,000	836,543
The Chiba Bank, Ltd.	Japan	154,000	824,099

			15,656,875

Consumer Finance 2.5%
Acom Co., Ltd.	Japan	34,840	2,242,898
Capital One Financial Corp.	United States	17,411	1,206,930
Orix Corp.	Japan	9,400	1,016,171

			4,465,999

Diversified Financial Services 3.2%
Citigroup, Inc.	United States	60,549	2,669,605
J.P. Morgan Chase & Co.	United States	44,097	1,646,141
Power Corporation of Canada	Canada	60,800	1,315,275

			5,631,021

Insurance 2.3%
ACE, Ltd.	United States	30,978	1,257,397
American International Group, Inc.	United States	40,452	2,857,934

			4,115,331

Thrifts & Mortgage Finance 1.0%
Fannie Mae	United States	24,190	1,716,522

HEALTH CARE 13.6%

Biotechnology 0.9%
Amgen, Inc. *	United States	29,313	1,667,324

Health Care Equipment & Supplies 2.5%
Medtronic, Inc.	United States	18,677	927,686
Smith & Nephew plc	United Kingdom	274,861	2,775,076
Stryker Corp.	United States	12,684	604,773

			4,307,535

Health Care Providers & Services 0.7%
Aetna, Inc.	United States	14,500	1,244,100

Pharmaceuticals 9.5%
Aventis SA, Class A þ	France	52,969	4,110,392
GlaxoSmithKline plc, ADR	United Kingdom	129,134	2,623,992
Johnson & Johnson	United States	21,832	1,206,655
Novartis AG	Switzerland	58,211	2,605,410
Pfizer, Inc.	United States	59,527	1,902,483
Roche Holding AG	Switzerland	35,634	3,524,119
Wyeth	United States	23,412	828,785

			16,801,836

|2|

EVERGREEN GLOBAL LEADERS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
INDUSTRIALS 13.4%

Aerospace & Defense 3.4%
BAE Systems plc	United Kingdom	583,727	$2,269,785
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	73,147	2,092,004
United Technologies Corp.	United States	16,523	1,544,901

			5,906,690

Airlines 0.5%
Southwest Airlines Co.	United States	65,411	946,497

Building Products 1.8%
American Standard Companies, Inc. *	United States	35,796	1,356,310
Masco Corp.	United States	57,799	1,747,842

			3,104,152

Industrial Conglomerates 2.8%
General Electric Co.	United States	88,454	2,941,095
Siemens AG	Germany	28,289	1,984,552

			4,925,647

Machinery 4.9%
Danaher Corp.	United States	41,344	2,094,074
Deere & Co.	United States	26,698	1,676,901
Donaldson Co., Inc.	United States	65,396	1,741,496
Volvo AB, Class B þ	Sweden	88,500	3,171,216

			8,683,687

INFORMATION TECHNOLOGY 9.8%

Communications Equipment 2.4%
Cisco Systems, Inc. *	United States	97,000	2,023,420
L.M. Ericsson Telephone Co., Ser. B *	Sweden	842,000	2,249,137

			4,272,557

Computers & Peripherals 0.9%
International Business Machines Corp.	United States	17,962	1,563,951

Electronic Equipment & Instruments 1.3%
Hitachi, Ltd.	Japan	158,000	964,669
Keyence Corp.	Japan	5,800	1,226,918

			2,191,587

IT SERVICES 1.1%
First Data Corp.	United States	44,630	1,990,944

Office Electronics 0.7%
Neopost þ	France	20,872	1,210,355

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	South Korea	3,040	748,628

Software 3.0%
Cadence Design Systems, Inc. *	United States	29,442	396,584
Intuit, Inc. *	United States	20,363	762,391
Microsoft Corp.	United States	88,380	2,515,295
Oracle Corp. *	United States	152,673	1,604,593

			5,278,863

MATERIALS 4.2%

Chemicals 1.6%
Air Products & Chemicals, Inc.	United States	29,332	1,517,931
Ecolab, Inc.	United States	43,445	1,325,072

			2,843,003

|3|

EVERGREEN GLOBAL LEADERS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
MATERIALS (continued)

Metals & Mining 2.1%
Alcoa, Inc.	United States	50,494	$1,617,323
BHP Billiton, Ltd.	United Kingdom	224,291	2,044,176

			3,661,499

Paper & Forest Products 0.5%
Weyerhaeuser Co.	United States	13,589	842,518

TELECOMMUNICATION SERVICES 2.2%

Diversified Telecommunication Services 1.6%
Deutsche Telekom *	Germany	61,654	1,032,529
Verizon Communications, Inc.	United States	47,580	1,833,733

			2,866,262

Wireless Telecommunications Services 0.6%
Telecom Italia Mobile SpA	Italy	209,868	1,116,016

Total Common Stocks (cost $137,844,983)			164,111,677

SHORT-TERM INVESTMENTS 12.2%

MUTUAL FUND SHARES 12.2%
Evergreen Institutional U.S. Government Money Market Fundø	United States	3,378,628	3,378,628
Navigator Prime Portfolio þþ	United States	18,019,652	18,019,652

Total Short-Term Investments (cost $21,398,280)			21,398,280

Total Investments (cost $159,243,263) 105.4%			185,509,957
Other Assets and Liabilities (5.4%)			(9,526,170)

Net Assets 100.0%			$175,983,787

*	Non-income producing security

þ	All or a portion of this security is on loan.

þþ	Represents investment of cash collateral received from securities on loan.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total investments by geographic location as of July 31, 2004:

United States	50.7%
United Kingdom	15.0%
France	7.2%
Japan	7.1%
Switzerland	6.6%
Germany	3.3%
Sweden	2.9%
Canada	2.0%
Australia	1.3%
Denmark	1.2%
Brazil	1.1%
Ireland	0.6%
Italy	0.6%
South Korea	0.4%

TOTAL	100.0%

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $160,392,832. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,680,280 and $3,563,155, respectively, with a net unrealized appreciation of $25,117,125.

|4|

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS 91.7%
CONSUMER DISCRETIONARY 19.9%
Auto Components 3.3%
Autoliv, Inc. *	Sweden	558,031	$23,195,243
Compagnie Generale des Etablissements Michelin, Class B	France	232,736	12,936,218
Continental AG	Germany	237,574	11,201,494
Toyota Industries Corp.	Japan	467,600	10,978,891

			58,311,846

Automobiles 3.8%
Hyundai Motor Co., Ltd.	South Korea	147,100	5,458,863
Renault SA	France	113,170	8,924,950
Toyota Motor Corp.	Japan	1,306,000	52,533,154

			66,916,967

Hotels, Restaurants & Leisure 1.4%
Enterprise Inns plc	United Kingdom	709,504	6,879,404
Hilton Group plc	United Kingdom	3,597,546	17,064,729

			23,944,133

Household Durables 0.9%
Matsushita Electric Industrial Co., Ltd.	Japan	898,000	11,965,270
Sharp Corp.	Japan	239,000	3,452,759

			15,418,029

Leisure Equipment & Products 0.1%
Amer Group plc	Finland	33,600	1,742,281

Media 4.5%
Arnoldo Mondadori Editore SpA	Italy	301,467	2,803,632
Axel Springer Verlag AG	Germany	19,500	2,111,441
Edipresse SA	Switzerland	2,757	1,390,247
Grupo Televisa SA de CV, ADR	Mexico	113,549	5,336,803
Lagardere S.C.A	France	56,321	3,425,258
Mediaset SpA	Italy	270,214	2,880,337
PagesJaunes SA *	France	260,317	4,531,822
Publicis Groupe SA	France	299,366	8,110,967
Telegraaf Holdings NV	Netherlands	200,074	4,429,047
Television Broadcasts, Ltd.	Hong Kong	1,567,000	6,428,883
Television Francaise 1 SA	France	381,777	10,881,195
Vivendi Universal *	France	1,098,472	27,449,047

			79,778,679

Multi-line Retail 2.0%
Galeries LaFayette SA	France	27,503	4,840,901
Isetan Co., Ltd.	Japan	441,100	5,049,630
Marui Co., Ltd.	Japan	763,200	9,216,646
NEXT Group plc	United Kingdom	436,403	11,884,427
Ryohin Keikaku Co., Ltd.	Japan	105,600	4,769,185

			35,760,789

Specialty Retail 2.6%
Dixons Group plc	United Kingdom	2,184,258	6,377,459
Kingfisher plc	United Kingdom	5,292,770	27,344,507
Yamada Denki Co., Ltd.	Japan	347,500	12,012,346

			45,734,312

Textiles, Apparel & Luxury Goods 1.3%
Adidas-Salomon AG	Germany	28,273	3,360,366
Christian Dior SA	France	237,844	14,450,583
Hermes International SA	France	24,819	4,789,503

			22,600,452

[1]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
CONSUMER STAPLES 7.1%
Beverages 1.5%
Diageo plc	United Kingdom	1,882,285	$23,335,654
Koninklijke Grolsch NV	Netherlands	99,855	2,979,362

			26,315,016

Food & Staples Retailing 1.0%
Aeon Co., Ltd.	Japan	208,700	7,158,105
Boots Group plc	United Kingdom	671,908	8,348,323
Koninklijke Ahold NV *	Netherlands	211,828	1,574,975

			17,081,403

Food Products 2.4%
Bunge, Ltd.	Bermuda	370,568	14,870,894
Lindt & Sprungli, Ltd.	Switzerland	5,430	5,943,241
Nestle SA	Switzerland	81,009	20,709,830

			41,523,965

Household Products 1.0%
Uni-Charm Corp.	Japan	331,000	17,356,139

Tobacco 1.2%
British American Tobacco plc	United Kingdom	274,622	4,176,479
Gallaher Group plc	United Kingdom	863,280	10,278,508
Swedish Match Co.	Sweden	748,445	7,314,271

			21,769,258

ENERGY 7.9%
Oil & Gas 7.9%
BP plc	United Kingdom	4,123,029	38,702,126
BP plc, ADR	United Kingdom	292,343	16,476,452
Eni SpA	Italy	793,547	16,325,652
Gazprom Oao	Russia	165,944	4,895,348
MOL Magyar Olaj es Gazipari Rt	Hungary	278,885	11,497,488
Petro-Canada	Canada	148,088	6,914,116
Reliance Industries, Ltd.	India	792,183	8,351,445
Total SA, Class B	France	179,806	34,893,162

			138,055,789

FINANCIALS 22.3%
Capital Markets 2.0%
3i Group plc	United Kingdom	440,217	4,572,689
Deutsche Bank AG	Germany	283,771	19,716,135
UBS AG	Switzerland	156,472	10,471,427

			34,760,251

Commercial Banks 11.9%
Anglo Irish Bank Corp. plc	Ireland	1,108,217	17,466,178
Bank Austria Creditanstalt AG	Austria	156,340	9,218,422
BNP Paribas SA	France	317,951	18,506,651
Credit Agricole SA	France	971,941	22,919,110
HBOS plc	United Kingdom	746,264	9,672,664
HSBC Holdings plc	United Kingdom	2,035,289	29,945,775
Lloyds TSB Group plc	United Kingdom	822,270	6,166,572
Mitsubishi Tokyo Financial Group, Inc.	Japan	2,631	23,552,027
NISSIN Co., Ltd.	Japan	1,601,700	7,089,904
OTP Bank	Hungary	433,268	8,939,485
Royal Bank of Scotland Group plc	United Kingdom	1,068,583	30,052,907
Sumitomo Trust & Banking Co., Ltd.	Japan	1,728,000	10,115,879
The Bank of Yokohama, Ltd. *	Japan	1,394,000	7,572,346
The Chiba Bank, Ltd.	Japan	1,418,000	7,588,130

			208,806,050

[2]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
FINANCIALS (continued)
Consumer Finance 0.5%
Orix Corp.	Japan	81,300	$8,788,795

Diversified Financial Services 2.9%
Brascan Corp., Class A	Canada	1,067,817	29,334,837
Groupe Bruxelles Lambert SA	Belgium	192,093	11,902,017
Pargesa Holdings AG	Switzerland	3,674	9,995,716

			51,232,570

Insurance 3.9%
Allianz AG	Germany	78,987	7,630,851
Baloise Holdings	Switzerland	126,011	4,940,545
CNP Assurances	France	87,663	4,935,873
Irish Life & Permanent plc	Ireland	657,957	9,950,263
Mitsui Marine & Fire Insurance Co., Ltd.	Japan	1,945,000	17,987,430
QBE Insurance Group, Ltd.	Australia	1,761,008	15,457,793
Scor SA *	France	4,944,973	7,079,664

			67,982,419
Real Estate 1.1%
British Land Co. plc	United Kingdom	795,699	10,175,901
Mitsubishi Estate Co., Ltd.	Japan	881,000	10,022,240

			20,198,141

HEALTH CARE 10.3%
Biotechnology 0.7%
Serono SA	Switzerland	19,890	12,315,597

Health Care Equipment & Supplies 1.3%
Smith & Nephew plc	United Kingdom	2,357,978	23,806,824

Pharmaceuticals 8.3%
Aventis SA, Class A	France	324,171	25,155,657
Daiichi Pharmaceutical Co., Ltd.	Japan	262,800	4,825,374
Eisai Co., Ltd.	Japan	528,900	15,528,646
GlaxoSmithKline plc, ADR	United Kingdom	990,486	20,126,592
Novartis AG	Switzerland	431,853	19,328,891
Richter Gedeon, Ltd.	Hungary	64,271	6,348,637
Roche Holding AG	Switzerland	323,964	32,039,282
Taisho Pharmaceutical Co., Ltd.	Japan	264,000	5,534,815
Yamanouchi Pharmaceutical Co., Ltd.	Japan	471,700	16,178,622

			145,066,516

INDUSTRIALS 8.1%
Aerospace & Defense 1.8%
BAE Systems plc	United Kingdom	5,713,122	22,215,104
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	340,233	9,730,664

			31,945,768

Building Products 0.5%
Cie De St-Gobain	France	163,620	7,992,161

Commercial Services & Supplies 0.7%
Buhrmann NV *	Netherlands	450,202	4,176,030
Ritchie Brothers Auctioneers, Inc.	Canada	229,228	6,780,564
Vedior NV	Netherlands	96,933	1,422,765

			12,379,359

Construction & Engineering 0.1%
Fomento de Construcciones y Contratas SA	Spain	47,073	1,668,424

Industrial Conglomerates 1.3%
Siemens AG	Germany	323,606	22,701,857

[3]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
INDUSTRIALS (continued)
Machinery 3.6%
Deutz AG *	Germany	257,910	$915,360
Heidelberger Druckmaschinen AG *	Germany	391,490	12,142,423
Hino Motors, Ltd.	Japan	1,029,000	7,391,246
Komori Corp.	Japan	226,000	3,465,841
MAN AG	Germany	312,310	11,584,070
OSG Corp.	Japan	81,000	799,273
THK Co., Ltd.	Japan	129,700	2,086,845
Volvo AB, Class B	Sweden	710,743	25,468,021

			63,853,079

Road & Rail 0.1%
Seino Transportation Co., Ltd.	Japan	150,000	1,441,077

INFORMATION TECHNOLOGY 3.4%
Communications Equipment 1.2%
L.M. Ericsson Telephone Co., Ser. B *	Sweden	7,685,036	20,528,143

Electronic Equipment & Instruments 0.6%
Hamamatsu Photonics K.K	Japan	77,100	1,412,202
Keyence Corp.	Japan	13,800	2,919,219
Nidec Corp.	Japan	66,500	6,179,798

			10,511,219

Office Electronics 0.9%
Neopost *	France	286,581	16,618,668

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co., Ltd.	South Korea	41,720	12,007,901

MATERIALS 5.2%
Chemicals 2.7%
Imperial Chemical Industries plc	United Kingdom	7,090,089	29,278,328
Linde AG	Germany	95,380	5,175,301
Lonza Group AG	Switzerland	103,192	4,562,198
Sanyo Chemical Industries, Ltd.	Japan	578,000	3,985,670
Sumitomo Chemical Co., Ltd.	Japan	897,000	3,688,674

			46,690,171

Construction Materials 0.7%
Cemex SA de CV, ADR	Mexico	266,984	7,523,609
Imerys	France	92,964	5,653,765

			13,177,374

Metals & Mining 1.8%
BHP Billiton, Ltd.	United Kingdom	1,437,170	13,098,290
JFE Holdings, Inc.	Japan	158,100	3,783,044
Newcrest Mining, Ltd.	Australia	1,430,754	14,309,885

			31,191,219

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 3.9%
BT Group plc	United Kingdom	1,469,819	5,046,840
Deutsche Telekom *	Germany	1,028,062	17,217,113
France Telecom SA	France	745,388	18,455,658
Nippon Telegraph & Telephone Corp.	Japan	3,001	14,954,478
Telefonica SA	Spain	490,393	7,144,802
Telefonos de Mexico SA de CV, ADR	Mexico	170,174	5,254,973

			68,073,864

[4]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES (continued)
Wireless Telecommunications Services 1.8%
Telecom Italia Mobile SpA	Italy	703,569	$3,741,371
Vodafone Airtouch plc	United Kingdom	13,277,456	28,803,283

			32,544,654

UTILITIES 1.8%
Electric Utilities 1.7%
E.ON AG	Germany	428,458	30,480,207

Multi-Utilities & Unregulated Power 0.0%
United Utilities plc	United Kingdom	39,767	372,924

Water Utilities 0.1%
Sociedad General de Aguas de Barcelona SA	Spain	100,278	1,707,120

Total Common Stocks (cost $1,350,030,780)			1,611,151,410

PREFERRED STOCK 1.2%
CONSUMER DISCRETIONARY 1.2%
Media 1.2%
News Corp., Ltd. (cost $18,407,058)	Australia	2,717,610	21,924,118

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional U.S. Government
Money Market Fund ø (cost $66,422,343)	United States	66,422,343	66,422,343

Total Investments (cost $1,434,860,181) 96.7%			1,699,497,871
Other Assets and Liabilities 3.3%			57,250,665

Net Assets 100.0%			$1,756,748,536

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR     American Depository Receipt

The following table shows the percent of total investments by geographic location as of July 31, 2004:

United Kingdom	23.8%
Japan	18.9%
France	15.4%
Germany	8.5%
Switzerland	7.2%
Sweden	4.5%
United States	3.9%
Australia	3.0%
Canada	2.5%
Ireland	1.6%
Hungary	1.6%
Italy	1.5%
Mexico	1.1%
South Korea	1.0%
Bermuda	0.9%
Netherlands	0.9%
Belgium	0.7%
Spain	0.6%
Brazil	0.6%
Austria	0.5%
India	0.5%
Hong Kong	0.4%
Russia	0.3%
Finland	0.1%

100.0%

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,444,843,149. The gross unrealized appreciation and depreciation on securities based on tax cost was $272,090,955 and $17,436,233, respectively, with a net unrealized appreciation of $254,654,722.

[5]
EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.1%
CONSUMER DISCRETIONARY 3.7%
Auto Components 0.2%
Cheng Shin Rubber Industries Co., Ltd.	Taiwan	467,553	$595,618

Automobiles 0.3%
China Motor Co.	Taiwan	607,225	680,649

Hotels, Restaurants & Leisure 1.4%
Genting Berhad	Malaysia	167,000	659,210
Huangshan Tourism Development Co., Ltd.	China	200,000	78,200
Indian Hotels Co., Ltd., GDR	India	142,600	1,099,750
Shangri La Asia, Ltd.	Hong Kong	844,000	789,918
Tanjong plc	Malaysia	200,000	684,210

			3,311,288

Household Durables 0.1%
Humax Co., Ltd.	South Korea	50,000	297,563

Media 0.8%
Grupo Televisa SA de CV, ADR	Mexico	14,050	660,350
Hurriyet Gazetecilik ve Matbaacilik AS	Turkey	289,000,000	77,308
Television Broadcasts, Ltd.	Hong Kong	150,000	615,400
TV Azteca SA de CV, ADR	Mexico	60,000	524,400

			1,877,458

Multi-line Retail 0.7%
Wal-Mart de Mexico SA de CV, Class V	Mexico	530,088	1,617,100

Specialty Retail 0.2%
Siam Makro Public Co., Ltd.	Thailand	380,000	450,629

Textiles, Apparel & Luxury Goods 0.0%
Far East Textile, Inc.	Taiwan	53,093	28,273

CONSUMER STAPLES 4.9%
Beverages 2.2%
Coca-Cola Femsa SA de CV, ADR	Mexico	80,000	1,640,000
Companhia de Bebidas, ADR	Brazil	20,000	411,200
Fomento Economico Mexicano SA, ADR, Ser. B	Mexico	60,004	2,636,576
Grupo Continental SA	Mexico	125,100	196,300
Grupo Modelo SA de CV, Ser. C	Mexico	230,000	569,581

			5,453,657

Food & Staples Retailing 1.0%
C.P. 7-Eleven Public Co., Ltd.	Thailand	800,000	1,195,354
President Chain Store Corp.	Taiwan	690,000	1,177,405

			2,372,759

Food Products 0.2%
Nien Made Enterprise	Taiwan	321,536	469,202

Household Products 1.0%
Jenn Feng Industrial Co., Ltd. *	Taiwan	350,000	643,572
Kuala Lumpur Kepong Berhad	Malaysia	311,000	523,789
PT Unilever Indonesia Tbk	Indonesia	3,000,000	1,239,737

			2,407,098

Personal Products 0.5%
Pacific Corp.	South Korea	6,500	1,156,050

ENERGY 14.1%
Energy Equipment & Services 1.1%
Transneft	Russia	2,000	1,577,440
Unified Energy Systems, GDR	Russia	38,397	936,887

			2,514,327

[1]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
ENERGY (continued)
Oil & Gas 13.0%
China Oilfield	China	2,000,000	$596,169
China Petroleum and Chemical Corp., ADR	China	40,500	1,604,205
Gail India, Ltd.	India	280,000	1,183,094
Gazprom Oao	Russia	57,595	1,699,052
Hindustan Petroleum Corp., Ltd.	India	75,500	516,819
Indian Oil Corp., Ltd.	India	100,000	862,857
LUKOIL Holding, ADR	Russia	23,998	2,615,782
Mol Magyar Olaj Es Gazipari, GDR	Hungary	39,000	1,599,000
Petrochina Co., Ltd., ADR	China	27,500	1,373,350
Petroleo Brasileiro SA, ADR	Brazil	150,340	4,156,207
PTT Exploration & Production plc	Thailand	215,300	1,500,639
PTT Public Co.	Thailand	250,000	949,903
Pusan City Gas Co.	South Korea	15,000	164,173
Reliance Industries, Ltd.	India	338,217	3,565,591
Reliance Industries, Ltd., ADR 144A	India	40,400	876,680
S-Oil	South Korea	50,000	2,206,071
Sinopec Zhenhai Refining & Chemical Co., Ltd.	China	700,000	744,891
SK Corp. *	South Korea	55,913	2,261,381
Surgutneftegaz	Russia	4,000,000	1,642,000
Tupras-Turkiye Petrol Rafinerileri AS	Turkey	100,000,000	107,000
Xinao Gas Holdings, Ltd.	Cayman Islands	1,000,000	471,166
YUKOS Corp., ADR	Russia	50,000	787,500

			31,483,530

FINANCIALS 13.3%
Commercial Banks 11.1%
Akbank Turk Anonim Sirket	Turkey	249,999,387	151,250
Banco Bradesco SA, ADR	Brazil	43,684	2,013,395
Banco Itau SA	Brazil	9,600,000	894,319
Banco Itau SA, ADR	Brazil	29,122	1,346,601
Banco Santander, ADR	Chile	300	7,980
Bank Hapoalim, Ltd.	Israel	400,000	1,090,587
Bank Leumi Le Israel	Israel	500,000	997,564
Bank of Philip Island	Philippines	600,000	450,161
Bank Pekao SA *	Poland	20,068	626,780
Bank Przemyslowo-Handlowy BPH	Poland	5,000	550,358
Bk Pan Indonesia	Indonesia	19,421,800	584,674
Cathay Financial Holding Co., Ltd., GDR	Taiwan	80,000	1,324,000
China Development Financial Holding Corp.	Taiwan	1,700,000	785,231
China Trust Financial Holding Co. *	Taiwan	616,136	629,006
Corpbanca SA, ADR	Chile	25,000	603,535
Credicorp Ltd.	Peru	50,000	634,000
Equitable PCI Bank	Philippines	386,200	279,405
Grupo Financiero Banorte SA de CV, Ser. O *	Mexico	179,000	658,883
Hana Bank	South Korea	25,000	474,562
Komercni Banka AS	Czech Republic	4,000	409,041
Kookmin Bank *	South Korea	60,687	1,668,309
Kookmin Bank, ADR *	South Korea	60,000	1,654,800
Malayan Banking Berhad	Malaysia	397,500	1,119,276
Metro Bank & Trust	Philippines	800,000	378,707
Nedcor, Ltd.	South Africa	134,295	1,280,786
Public Bank Berhad	Malaysia	406,250	678,865
Sberbank RF	Russia	1,920	729,600
Sime Darby Berhad	Malaysia	456,000	672,000
SinoPac Holdings Co.	Taiwan	2,141,874	1,058,649
[2]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
FINANCIALS (continued)
Commercial Banks (continued)
Standard Bank Investment Corp., Ltd.	South Africa	200,000	$1,369,513
Thailand Farmers Bank Public Co., Ltd. *	Thailand	415,000	477,069
Turkiye Garanti Bankasi SA *	Turkey	200,000,000	91,000
Uniao de Bancos Brasileiros SA, GDR	Brazil	50,000	1,085,500

			26,775,406

Diversified Financial Services 0.8%
Ayala Corp.	Philippines	3,121,920	312,303
Daewoo Securities	South Korea	180,000	474,049
Haci Omer Sabanci Holdings	Turkey	423,606,242	196,977
Samsung Securities Co. *	South Korea	65,584	1,026,240

			2,009,569

Insurance 0.6%
China Life Insurance Co., Ltd., ADR *	China	30,000	656,100
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	13,222	739,392

			1,395,492

Real Estate 0.8%
China Resources Beijing	Hong Kong	1,500,000	194,236
Desarrolladora Homex SA De C.V., ADR	Mexico	75,000	1,334,250
Henderson China Holdings, Ltd.	Hong Kong	500,000	246,801
New World China Land, Ltd. *	Hong Kong	1,000,000	272,443

			2,047,730

HEALTH CARE 2.5%
Biotechnology 0.0%
LG Life Sciences, Ltd. *	South Korea	419	10,318

Health Care Equipment & Supplies 1.4%
Au Optronics Corp., ADR	Taiwan	50,000	587,500
LG Household & Health	South Korea	120,690	2,935,982

			3,523,482

Pharmaceuticals 1.1%
Dr. Reddy's Laboratories, Ltd., ADR	India	50,000	847,000
LG Chemical, Ltd. *	South Korea	40,000	1,332,193
Samchully Pharmaceutical Co., Ltd.	South Korea	10,000	450,620

			2,629,813

INDUSTRIALS 6.0%
Aerospace & Defense 0.2%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	20,000	572,000

Airlines 1.0%
China Eastern Airline Corp., Ltd.	China	6,000,000	1,223,108
Eva Airways Corp.	Taiwan	3,000,000	1,112,092

			2,335,200

Commercial Services & Supplies 0.5%
Ase Test, Ltd. *	China	170,000	1,123,700

Construction & Engineering 0.3%
China Overseas Land & Investment, Ltd.	Hong Kong	1,800,000	355,394
Tae Young Corp.	South Korea	12,000	369,388

			724,782

Industrial Conglomerates 0.3%
Beijing Beida Jade Universal Sci-Tech Co., Ltd.	China	3,000,000	261,545
Godrej & Boyce Co., Ltd.	India	55,369	236,400
YTL Corp.	Malaysia	193,800	223,380

			721,325

[3]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
INDUSTRIALS (continued)
Machinery 0.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	South Korea	100,000	$1,175,716
Hangzhou Steam Turbine Co.	China	399,964	375,873

			1,551,589

Marine 1.2%
China Shipping Container Lines Co., Ltd	China	3,685,000	1,263,799
Evergreen Marine Corp.	Taiwan	8,770	6,450
Malaysia International Shipping Corp.	Malaysia	400,000	1,294,737
Wan Hai Lines Co., Ltd.	Taiwan	390,320	327,276

			2,892,262

Road & Rail 0.0%
Dazhong Transportation Co.	China	160,000	100,960

Trading Companies & Distributors 1.0%
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	300,000	619,247
Sam Lip Industries	South Korea	105,000	390,552
Samsung Corp.	South Korea	110,000	1,180,419

			2,190,218

Transportation Infrastructure 0.9%
Jiangsu Expressway	Hong Kong	3,400,000	1,384,010
Sichuan Expressway Co., Ltd.	Hong Kong	6,500,000	791,687

			2,175,697

INFORMATION TECHNOLOGY 14.7%
Communications Equipment 0.9%
ECI Telecommunications, Ltd.	Israel	150,000	932,850
NICE Systems, Ltd., ADR	Israel	40,022	860,873
UTStarcom, Inc. *	Germany	20,000	365,200

			2,158,923

Computers & Peripherals 1.1%
Delta Electronics	Taiwan	900,000	1,109,444
Quanta Computer, Inc.	Taiwan	904,618	1,463,783

			2,573,227

Electronic Equipment & Instruments 2.4%
Elec & Eltek International	Singapore	200,000	554,000
HannStar Display Corp. 144A	Taiwan	70,000	557,200
Hon Hai Precision Industries Co., Ltd.	Taiwan	325,000	1,171,300
LG Electronics, Inc.	South Korea	80,000	3,331,338
Magal Security Systems, Ltd.	Israel	16,859	273,787

			5,887,625

Internet Software & Services 1.0%
Asiainfo Holdings Corp. *	Germany	150,000	592,500
Digital China Holdings, Ltd.	Bermuda	1,252,000	319,429
SINA Corp. *	China	40,000	1,134,000
Tom Online, Inc.	Cayman Islands	376,000	64,114
Tom.Com	Cayman Islands	1,500,000	344,240

			2,454,283

Semiconductors & Semiconductor Equipment 8.3%
Advanced Semiconductor Engineering, Inc. *	Taiwan	1,309,685	893,930
Advanced Semiconductor Engineering, Inc., ADR *	Taiwan	100,000	332,000
Amkor Technology, Inc. *	United States	25,000	101,250
[4]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
Semiconductors & Semiconductor Equipment (continued)
Chartered Semiconductor Manufacturing, ADR *	Singapore	5,000	$29,700
Samsung Electronics Co., Ltd.	South Korea	34,050	11,534,288
Semiconductor Manufacturing International Corp., ADR	Cayman Islands	170,000	1,842,800
Siliconware Precision Industries Co. *	Taiwan	770,020	509,722
Siliconware Precision Industries Co., ADR *	Taiwan	143,330	428,557
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	968,388	1,222,237
Taiwan Semiconductor Manufacturing Co., Ltd., ADR *	Taiwan	335,217	2,386,742
United Microelectronics Corp. *	Taiwan	1,201,690	767,187

			20,048,413

Software 1.0%
Gamania Digital Entertainment Co., Ltd.	Taiwan	750,000	359,664
United Microelectronics Corp., ADR *	Taiwan	343,489	1,270,908
Webzen, Inc, ADR	South Korea	160,000	867,200

			2,497,772

MATERIALS 13.5%
Chemicals 1.0%
Jilin Chemical Industrial Co., Ltd., Class H	China	2,500,000	487,192
Nan Ya Plastic Corp.	Taiwan	731,366	976,876
Sinopec Shanghai Petrochemical Co., Ltd.	China	1,200,000	426,934
Yizheng Chemical Fibre Co., Ltd.	China	2,000,000	379,497

			2,270,499

Construction Materials 1.0%
Cemex SA de CV, ADR	Mexico	50,414	1,420,666
Gujarat Ambuja Cements, Ltd.	India	66,000	395,858
Lafarge Malayan Cement Berhad	Malaysia	691,400	158,294
Semen Gresik	Indonesia	430,500	386,437

			2,361,255

Metals & Mining 11.1%
Aluminum Corporation China, Ltd., ADR	China	15,000	783,000
Anglo American Platinum Corp.	South Africa	20,405	781,676
Anglo American Platinum Corp. Ltd.	South Africa	3,759	59,600
Anglo American plc	South Africa	98,260	7,088,545
Anglo American plc, ADR	South Africa	210,000	4,468,800
AngloGold, Ltd., ADR	South Africa	70,000	2,295,300
Companhia Vale do Rio Doce, ADR	Brazil	15,000	808,500
Compania de Minas Buenaventura SA, ADR	Peru	60,000	1,291,800
Gerdau SA	Brazil	47,350	675,602
Goldfields, Ltd., ADR	South Africa	200,000	2,052,000
Harmony Gold Mining, Ltd., ADR	South Africa	90,000	986,400
Hindalco Industries, Ltd.	India	150,000	3,561,671
Impala Platinum Holdings, Ltd.	South Africa	20,000	1,583,081
JSC MMC Norilsk Nickel, ADR	Russia	19,198	982,938
Minera El Brocal	Peru	450	895
Pohang Iron & Steel	South Korea	20,000	2,727,661
Tata Iron & Steel Co., Ltd.	India	100,000	845,283
Yanzhou Coal Mining Co., Ltd.	China	750,000	908,677

			26,911,429

Paper & Forest Products 0.4%
Aracruz Celulose SA, ADR	Brazil	9,707	335,862
Votorantim Celulose Papel SA, ADR	Brazil	20,000	715,200

			1,051,062

[5]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES 16.3%
Diversified Telecommunication Services 10.4%
Advance Telecomunicaciones SA *	Argentina	2,300	$0
Cesky Telecom AS *	Czech Republic	37,008	442,757
China Telecom Corp., Ltd., ADR *	China	30,000	999,000
China Unicom, Ltd., ADR	Hong Kong	280,000	2,091,600
CIA Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	30,000	599,100
Companhia de Telecom de Chile SA, ADR	Chile	5,600	63,840
ECtel, Ltd.	Israel	7,672	19,870
Golden Telecom Inc. *	Russia	19,198	484,557
Indosat, ADR	Peru	34,800	797,268
KT Corp., ADR *	South Korea	360,000	6,404,400
KT Freetel, Ltd.	South Korea	51,000	769,688
Magyar Tavkozlesi Rt	Hungary	150,000	602,413
Mahanagar Telephone Nigam, Ltd. *	India	90,963	621,277
Philippine Long Distance Telephone Co., ADR	Philippines	20,000	448,200
PT Telekomunikasi Indonesia, ADR	Peru	10,000	170,100
Tele Centro Oeste Celular Participacoes SA, ADR	Brazil	97,075	875,616
Tele Norte Leste Participacoes SA, ADR	Brazil	58,283	761,176
Telecomasia Corp. plc * N	Thailand	103,579	0
Telefonica de Argentina SA, ADR	Argentina	65,400	468,264
Telefonos de Mexico SA de CV, ADR	Mexico	100,088	3,090,717
Telekom Malaysia Berhad	Malaysia	423,000	1,146,553
Telekomunikacja Polaska SA *	Poland	490,000	1,961,888
Telemar Norte	Brazil	49,381,404	886,973
Telesp Telecomunicacoes de Sao Paulo SA	Brazil	23,900,000	394,701
Telkom Group, Ltd.	South Africa	80,000	1,024,741
Vads Berhad	Malaysia	5,000	4,579

			25,129,278

Wireless Telecommunications Services 5.9%
Advanced Info Service, Ltd., ADR	Thailand	390,000	891,941
America Movil SA de CV, Ser. L ADR	Mexico	80,088	2,861,544
China Mobile Hong Kong, Ltd., ADR	Hong Kong	130,000	1,887,600
Mobile Telesystems, ADR	Russia	5,376	629,261
SK Telecom Co., Ltd.	South Korea	8,570	1,165,139
SK Telecom Co., Ltd., ADR	South Korea	173,260	3,059,772
Tele Celular Sul Participacoes, ADR	Brazil	38,830	503,237
Telefonica Moviles *N	Argentina	12,020	0
Telemig Celular Participacoes SA, ADR	Brazil	38,830	1,093,064
Turkcell Iletisim Hizmetleri, ADR *	Turkey	50,000	1,490,500
Vimpel Communications, ADR *	Russia	9,599	839,433

			14,421,491

UTILITIES 4.1%
Electric Utilities 3.5%
CEZ *	Czech Republic	100,000	749,631
Companhia Brasileira, ADR	Brazil	30,000	568,200
Companhia Energetica de Minas Gerais	Spain	48,537	891,139
Companhia Paranaense de Energia-Copel, ADR	Brazil	223,272	803,779
Huaneng Power International, Inc.	Hong Kong	2,000,000	1,589,785
Korea Electric Power Corp.	South Korea	100,440	1,687,598
Tata Power Co.	India	142,000	808,826
Zhejiang Southeast	China	2,000,000	1,394,000

			8,492,958

[6]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS (continued)
UTILITIES (continued)
Multi-Utilities & Unregulated Power 0.6%
Petroleos de Chile SA	Chile	51,863	$380,025
Tenaga Nasional Berhad	Malaysia	374,000	979,290

			1,359,315

Total Common Stocks (cost $197,047,531)			225,112,274

PREFERRED STOCKS 1.5%
CONSUMER STAPLES 0.6%
Beverages 0.3%
Companhia de Bebidas das Americas	Brazil	3,971,500	823,939

Food Products 0.3%
Perdigao SA	Brazil	54,220	668,122

MATERIALS 0.7%
Metals & Mining 0.7%
Companhia Vale do Rio Doce, ADR	Brazil	38,636	1,703,847

UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B	Brazil	38,800,000	531,818

Total Preferred Stocks (cost $1,769,069)			3,727,726

EXCHANGE TRADED FUND 0.2%
iShares MSCI Malaysia Index Fund (cost $378,000)	Malaysia	60,000	394,800

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $3,728,886)	United States	3,728,886	3,728,886

Total Investments (cost $202,923,486) 96.3%			232,963,686
Other Assets and Liabilities 3.7%			8,863,963

Net Assets 100.0%			$241,827,649

*	Non-income producing security.
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	No market quotation available. Valued at fair value as determined in good faith under procedures estblished by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
[7]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

Summary of Abbreviations ADR American Depository Receipt GDR Global Depository Receipt

The following table shows the percent of total investment by geographic location as of July 31, 2004:

South Korea	22.2%
Taiwan	9.9%
Brazil	9.7%
South America	7.7%
Mexico	7.4%
China	6.8%
India	6.6%
Russia	5.5%
Hong Kong	4.7%
Malaysia	3.7%
Thailand	2.3%
Israel	1.8%
United States	1.6%
Poland	1.3%
Peru	1.2%
Cayman Islands	1.2%
Indonesia	0.9%
Hungary	0.9%
Turkey	0.9%
Phillippines	0.8%
Czech Republic	0.7%
Chile	0.5%
Germany	0.4%
Spain	0.4%
Venezuela	0.3%
Singapore	0.3%
Argentina	0.2%
Bermuda	0.1%

100.0%

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $205,026,248. The gross unrealized appreciation and depreciation on securities based on tax cost was $48,437,547 and $20,500,109, respectively, with a net unrealized appreciation of $27,937,438.

[8]
EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 32.3%
Auto Components 3.9%
Autoliv, Inc. *	Sweden	13,000	$540,361
Compagnie Generale des Etablissements Michelin, Class B	France	26,047	1,447,776
Continental AG	Germany	66,711	3,145,390
NOK Corp.	Japan	9,600	289,616

			5,423,143

Automobiles 0.4%
Pininfarina SpA	Italy	23,967	640,130

Hotels, Restaurants & Leisure 2.6%
Enterprise Inns plc	United Kingdom	121,786	1,180,846
Groupe Flo *	France	58,740	299,641
Hilton Group plc	United Kingdom	114,038	540,932
Red Robin Gourmet Burgers, Inc. *	United States	14,300	487,630
Shuffle Master, Inc. *	United States	19,900	636,601
Whitbread plc	United Kingdom	33,812	503,760

			3,649,410

Household Durables 2.7%
Bang & Olufsen AS, Ser. B	Denmark	15,900	882,733
Jarden Corp. *	United States	25,900	936,026
Meritage Corp. *	United States	9,500	588,050
Stanley Furniture Co., Inc.	United States	20,100	842,190
Techtronic Industries Co., Ltd.	Hong Kong	356,000	529,449

			3,778,448

Leisure Equipment & Products 1.6%
Agfa-Gevaert NV	Belgium	60,657	1,452,231
Amer Group plc	Finland	12,700	658,541
Umbro plc *	United Kingdom	101,912	184,467

			2,295,239

Media 5.6%
Arnoldo Mondadori Editore SpA	Italy	67,770	630,259
Daily Mail & General Trust plc, Class A	United Kingdom	25,104	306,660
Edipresse SA	Switzerland	295	148,757
Gestevision Telecinco SA *	Spain	185,259	2,926,482
Grupo Televisa SA de CV, ADR	Mexico	6,415	301,505
Ipsos SA	France	2,273	230,804
ITV plc	United Kingdom	676,812	1,286,628
Lagardere SCA	France	10,596	644,414
M6-Metropole Television SA	France	11,966	300,739
PagesJaunes SA *	France	15,362	267,435
Promotora de Informaciones SA	Spain	25,343	408,568
Seven Network, Ltd.	Australia	53,047	192,896
West Australian Newspapers Holdings, Ltd.	Australia	32,480	162,198

			7,807,345

Multi-line Retail 6.6%
Fred's, Inc., Class A	United States	36,300	655,215
Galeries LaFayette SA	France	14,417	2,537,587
House of Fraser plc	United Kingdom	198,966	411,717
Isetan Co., Ltd.	Japan	143,000	1,637,037
Laura Ashley Holdings plc *	United Kingdom	3,647,795	962,204
Marui Co., Ltd.	Japan	39,900	481,845
NEXT Group plc	United Kingdom	22,285	606,881
Ryohin Keikaku Co., Ltd.	Japan	44,500	2,009,742

			9,302,228

[1]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
Specialty Retail 4.4%
Dixons Group plc	United Kingdom	180,646	$527,439
Pacific Sunwear of California, Inc. *	United States	34,200	697,680
Pigeon Corp.	Japan	48,700	822,926
RONA, Inc. *	Canada	33,100	683,348
Select Comfort Corp. *	United States	39,400	804,942
Signet Group plc	United Kingdom	377,646	745,390
Yamada Denki Co., Ltd.	Japan	55,900	1,932,346

			6,214,071

Textiles, Apparel & Luxury Goods 4.5%
Adidas-Salomon AG	Germany	7,708	916,129
Burberry Group	United Kingdom	160,516	1,095,010
Christian Dior SA	France	12,871	781,998
Deckers Outdoor Corp. *	United States	21,200	620,100
Puma AG	Germany	9,318	2,197,143
Quiksilver, Inc. *	United States	30,000	646,800

			6,257,180

CONSUMER STAPLES 4.6%
Beverages 1.4%
Davide Campari Milano SpA	Italy	18,376	888,748
Ito En, Ltd.	Japan	16,300	761,033
Koninklijke Grolsch NV	Netherlands	11,751	350,613

			2,000,394

Food & Staples Retailing 1.5%
Axfood AB	Sweden	16,950	421,845
Etablissementen Franz Colruyt NV	Belgium	7,100	919,121
United Natural Foods, Inc. *	United States	37,600	814,792

			2,155,758

Food Products 0.4%
Lindt & Sprungli, Ltd.	Switzerland	516	564,772

Household Products 1.0%
Jenn Feng Industrial Co., Ltd. *	Taiwan	97,000	178,361
Uni-Charm Corp.	Japan	21,900	1,148,337

			1,326,698

Personal Products 0.3%
Body Shop International plc	United Kingdom	130,723	368,003

ENERGY 3.1%
Energy Equipment & Services 0.4%
Maverick Tube Corp. *	United States	18,300	527,772

Oil & Gas 2.7%
Canadian Natural Resources, Ltd.	Canada	30,597	1,015,208
OMI Corp.	United States	45,100	656,205
Paladin Resources, Ltd.	United Kingdom	284,863	669,785
Premier Oil plc *	United Kingdom	40,205	435,177
Spinnaker Exploration Co. *	United States	22,200	794,094
Tullow Oil	United Kingdom	92,566	198,702

			3,769,171

FINANCIALS 9.8%
Capital Markets 2.8%
3i Group plc	United Kingdom	37,667	391,260
Affiliated Managers Group, Inc. *	United States	19,700	904,427
Greenhill & Co., Inc. *	United States	24,000	490,800
ICAP plc	United Kingdom	229,745	888,124
[2]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS (continued)
FINANCIALS (continued)
Capital Markets (continued)
Man Group plc	United Kingdom	31,622	$752,430
Piper Jaffray Co., Inc. *	United States	12,500	509,375

			3,936,416
Commercial Banks 3.9%
Anglo Irish Bank Corp. plc	Ireland	103,933	1,638,048
Bank Pekao SA *	Poland	7,043	219,973
Hanmi Financial Corp.	United States	27,300	791,700
NISSIN Co., Ltd.	Japan	319,800	1,415,590
The Bank Of Yokohama, Ltd. *	Japan	152,000	825,679
The Chiba Bank, Ltd.	Japan	115,000	615,398

			5,506,388

Diversified Financial Services 1.2%
Algemene Maatschappij voor Nijverheidskredit (Almanij) NV	Belgium	11,972	710,237
Brascan Corp., Class A	Canada	34,154	938,258

			1,648,495

Insurance 1.1%
QBE Insurance Group, Ltd.	Australia	54,837	481,349
Scor SA *	France	234,333	335,492
Triad Guaranty, Inc. *	United States	13,800	750,720

			1,567,561

Real Estate 0.3%
CREED Corp.	Japan	104	428,606

Thrifts & Mortgage Finance 0.5%
BankAtlantic Bancorp, Inc., Class A	United States	37,600	685,824

HEALTH CARE 7.0%
Biotechnology 1.6%
Cubist Pharmaceuticals, Inc. *	United States	48,000	498,240
CV Therapeutics, Inc. *	United States	43,800	586,482
DOV Pharmaceutical, Inc. *	United States	41,700	542,100
Oscient Pharmaceuticals Corp. *	United States	126,800	560,456

			2,187,278

Health Care Equipment & Supplies 2.5%
ArthroCare Corp. *	United States	29,800	793,574
Biosite, Inc. *	United States	16,100	711,459
Conceptus, Inc. *	United States	4,643	45,269
Digirad Corp. *	United States	24,000	218,400
ICU Medical, Inc. *	United States	18,800	522,640
Quidel Corp. *	United States	207,700	720,719
Smith & Nephew plc	United Kingdom	48,630	490,983

			3,503,044

Health Care Providers & Services 1.6%
Alliance UniChem plc	United Kingdom	22,866	274,538
Allscripts Heathcare Solutions, Inc. *	United States	83,200	584,896
American Healthways, Inc. *	United States	33,200	904,036
Odyssey HealthCare, Inc. *	United States	30,000	515,400

			2,278,870

Pharmaceuticals 1.3%
NitroMed, Inc. *	United States	18,800	328,624
Richter Gedeon, Ltd.	Hungary	3,979	393,043
Salix Pharmaceuticals, Ltd. *	United States	33,850	721,682
SkyePharma plc *	United Kingdom	422,686	428,678

			1,872,027

[3]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS (continued)
INDUSTRIALS 21.3%
Aerospace & Defense 1.7%
BAE Systems plc	United Kingdom	380,841	$1,480,876
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	29,767	851,336

			2,332,212

Air Freight & Logistics 0.5%
EGL, Inc. *	United States	26,700	678,447

Airlines 0.1%
British Airways plc	United Kingdom	52,534	220,521

Commercial Services & Supplies 7.1%
ARRK Corp.	Japan	15,900	602,451
Buhrmann NV *	Netherlands	250,641	2,324,921
Charles River Associates, Inc. *	United States	22,163	710,103
Diamond Lease Co., Ltd.	Japan	12,400	464,269
Education Management Corp. *	United States	31,700	879,992
Intersections, Inc. *	United States	8,500	124,270
McGrath Rentcorp	United States	15,100	489,995
Navigant Consulting Co. *	United States	43,100	902,945
Randstad Holding NV	Netherlands	17,014	465,478
Strayer Education, Inc.	United States	12,800	1,246,976
Toppan Printing Co., Ltd.	Japan	22,000	220,049
United Rentals, Inc. *	United States	31,800	630,912
Vedior NV	Netherlands	63,276	928,754

			9,991,115

Construction & Engineering 0.8%
Fomento de Construcciones y Contratas SA	Spain	24,914	883,035
Heijmans NV	Netherlands	13,513	307,267

			1,190,302

Electrical Equipment 0.1%
Leoni AG	Germany	2,142	110,813

Industrial Conglomerates 0.4%
Koninklijke BAM Groep NV	Netherlands	18,368	557,988

Machinery 9.5%
A.S.V., Inc. *	United States	23,200	765,136
Alfa Laval AB	Sweden	29,600	472,474
Ashtead Group plc	United Kingdom	6,064,519	5,157,589
Charter plc *	United Kingdom	396,696	1,118,557
Deutz AG *	Germany	226,101	802,465
Hino Motors, Ltd.	Japan	191,000	1,371,942
JLG Industries, Inc.	United States	39,200	548,800
MAN AG	Germany	46,857	1,738,000
Shibaura Mechatronics Corp.	Japan	39,000	231,111
THK Co., Ltd.	Japan	63,700	1,024,919
Zenon Environmental, Inc. *	Canada	7,300	125,567

			13,356,560

Road & Rail 0.6%
Stagecoach Group plc	United Kingdom	491,614	787,002

Transportation Infrastructure 0.5%
Fraport AG	Germany	21,456	651,796

[4]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY 12.7%
Communications Equipment 1.4%
Ditech Communications Corp. *	United States	38,800	$798,892
F5 Networks, Inc. *	United States	22,900	599,751
SiRF Technology Holdings, Inc. *	United States	55,600	622,164

			2,020,807

Computers & Peripherals 1.9%
Logitech International SA *	Switzerland	11,440	495,039
Novatel Wireless, Inc. *	United States	27,000	620,190
PalmOne, Inc.	United States	18,200	732,004
Presstek, Inc. *	United States	92,800	792,512

			2,639,745

Electronic Equipment & Instruments 1.3%
Hamamatsu Photonics K.K	Japan	19,300	353,508
KURODA Electric Co., Ltd.	Japan	9,600	373,226
Lexar Media, Inc. *	United States	83,700	451,143
Nidec Corp.	Japan	7,400	687,677

			1,865,554

Internet Software & Services 1.7%
Digital River, Inc. *	United States	18,500	519,850
eCollege.com *	United States	38,100	455,676
Greenfield Online, Inc. *	United States	19,100	309,038
InfoSpace, Inc. *	United States	11,700	438,282
WebEx Communications, Inc. *	United States	30,300	621,756

			2,344,602

IT Services 1.3%
eFunds Corp. *	United States	32,300	528,428
iPayment Holdings, Inc. *	United States	17,700	686,052
TNS, Inc. *	United States	25,200	559,440

			1,773,920

Office Electronics 1.8%
Neopost *	France	43,910
			2,546,316

Semiconductors & Semiconductor Equipment 1.5%
Axcelis Technologies, Inc. *	United States	73,900	689,487
BE Semiconductor Industries NV *	Netherlands	169,054	921,351
PowerDsine, Ltd. *	Israel	49,900	563,870

			2,174,708

Software 1.8%
ANSYS, Inc. *	United States	17,500	830,200
Magma Design Automation, Inc. *	United States	34,200	607,050
MapInfo Corp. *	United States	51,500	532,510
Wind River Systems, Inc. *	United States	52,400	513,520

			2,483,280

MATERIALS 3.3%
Chemicals 1.4%
Hitachi Chemical Co., Ltd.	Japan	33,200	476,947
Linde AG	Germany	21,030	1,141,084
Sanyo Chemical Industries, Ltd.	Japan	61,000	420,633

			2,038,664

Construction Materials 0.4%
Advan Co., Ltd.	Japan	26,400	330,667
Cemex SA de CV, ADR	Mexico	9,493	267,513

			598,180

[5]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS (continued)
MATERIALS (continued)
Metals & Mining 0.9%
First Quantum Minerals, Ltd. *	Canada	24,300	$254,519
JFE Holdings, Inc.	Japan	30,700	734,595
Noranda, Inc.	Canada	15,100	254,848

			1,243,962

Paper & Forest Products 0.6%
Mercer International, Inc. *	United States	65,800	644,840
Miquel Y Costas & Miquel SA	Spain	2,614	136,803

			781,643

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.4%
SKY Perfect Communications, Inc. *	Japan	556	609,042

Wireless Telecommunications Services 1.4%
America Movil SA de CV, ADR, Ser. L	Mexico	5,736	204,947
Carphone Warehouse plc	United Kingdom	121,451	299,370
Mobistar SA *	Belgium	14,479	958,954
Vimpel Communications, ADR *	Russia	5,046	441,273

			1,904,544

UTILITIES 2.4%
Electric Utilities 0.3%
Companhia Energetica de Minas Gerais, ADR	Brazil	25,100,000	461,701

Gas Utilities 0.4%
NGC Holdings, Ltd.	New Zealand	283,234	515,758

Multi-Utilities & Unregulated Power 0.7%
United Utilities plc	United Kingdom	98,911	927,560

Water Utilities 1.0%
AWG plc *	United Kingdom	21,384,312	650,102
Kelda Group plc	United Kingdom	30,762	288,757
Sociedad General de Aguas de Barcelona SA	Spain	28,280	481,435

			1,420,294

Total Common Stocks (cost $121,866,921)			137,921,307

PREFERRED STOCKS 0.8%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.3%
Porsche AG	Germany	573	370,643

Media 0.5%
ProSiebenSat.1 Media AG	Germany	37,773	651,223

Total Preferred Stocks (cost $966,758)			1,021,866

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $1,004,570)	United States
		1,004,570	1,004,570

Total Investments (cost $123,838,249) 99.8%			139,947,743
Other Assets and Liabilities 0.2%			329,496

Net Assets 100.0%			$140,277,239

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR      American Depository Receipt

[6]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2004:

United States	30.5%
United Kingdom	17.3%
Japan	14.5%
Germany	8.4%
France	6.7%
Netherlands	4.2%
Spain	3.5%
Belgium	2.9%
Canada	2.3%
Italy	1.5%
Ireland	1.2%
Sweden	1.0%
Brazil	0.9%
Switzerland	0.9%
Denmark	0.6%
Australia	0.6%
Mexico	0.5%
Finland	0.5%
Israel	0.4%
Hong Kong	0.4%
New Zealand	0.4%
Russia	0.3%
Hungary	0.3%
Poland	0.1%
Taiwan	0.1%

100.0%

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $124,729,447. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,680,907 and $4,462,611, respectively, with a net unrealized appreciation of $15,218,296.

[7]
EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.0%
MATERIALS 93.0%
Metals & Mining 93.0%
Agnico-Eagle Mines, Ltd.	Canada	259,259	$3,427,064
Amerigo Resources, Ltd.	Canada	4,522,900	5,955,662
AngloGold, Ltd.	South Africa	152,562	5,031,015
AngloGold, Ltd., ADR	South Africa	212,693	6,974,203
ApolloGold, Ltd.	Canada	81,800	80,631
Asia Gold Mining Corp.	Canada	100,000	82,017
Aurizon Mines, Ltd.	Canada	56,600	57,494
Barrick Gold Corp.	Canada	692,264	13,236,088
Barrick Gold Corp. - Canadian Exchange	Canada	38,700	740,221
Bema Gold Corp.	Canada	1,567,400	3,654,387
Cambior, Inc.	Canada	2,222,500	6,237,716
Chap Mercantile, Inc	Canada	1,750,000	632,054
Compania de Minas Buenaventura SA, ADR	Peru	497,701	10,715,502
Crystallex International Corp.	Canada	230,322	552,773
Durban Roodepoort Deep, Ltd., ADR	South Africa	906,017	2,210,681
Eldorado Gold Corp.	Canada	4,067,700	10,100,384
First Quantum Minerals, Ltd. *	Canada	770,500	8,070,248
FNX Mining Co., Inc.	Canada	535,000	2,274,454
Gabriel Resources, Ltd. *	Canada	321,700	317,101
Gammon Lakes Resources, Inc.	Canada	807,000	4,823,025
Glamis Gold, Ltd.	Canada	453,240	7,115,868
Gold Fields, Ltd.	South Africa	110,545	1,140,034
Goldcorp, Inc.	Canada	616,490	7,095,800
Goldcorp, Inc., Class A - Canadian Exchange	Canada	153,400	1,768,313
Golden Star Resources, Ltd.	Canada	647,312	2,602,194
Goldfields, Ltd., ADR	South Africa	1,304,138	13,380,456
Guinor Gold Corp.	Canada	3,598,000	2,842,664
Harmony Gold Mining, Ltd.	South Africa	444,415	4,894,595
Harmony Gold Mining, Ltd., ADR	South Africa	478,535	5,244,744
IAMGOLD Corp.	Canada	797,400	4,656,000
Impala Platinum Holdings, Ltd.	South Africa	70,254	5,560,887
Ivanhoe Mines, Ltd.	Canada	1,015,400	4,473,877
Kinross Gold Corp.	Canada	1,240,000	6,587,208
Lihir Gold, Ltd.	Papua New Guinea	2,962,490	2,271,198
Meridian Gold, Inc. *	Canada	473,379	6,277,006
Meridian Gold, Inc. - Canadian Exchange *	Canada	300,900	4,005,208
Minefinders Corp., Ltd.	Canada	1,900,000	13,081,264
Miramar Mining Corp. *	Canada	2,994,600	3,492,573
Newcrest Mining, Ltd.	Australia	1,816,518	18,168,157
Newmont Mining Corp.	United States	460,719	18,645,298
Northern Orion Resources, Inc.	Canada	2,801,500	6,134,210
Northgate Exploration, Ltd.	Canada	4,581,900	7,278,261
Northgate Minerals Corp	Canada	633,666	238,400
Novagold Resources, Inc.	Canada	639,000	3,149,707
Orezone Resources, Inc.	Canada	802,700	718,746
Placer Dome, Inc.	Canada	1,163,306	18,521,862
Randgold Resources, Ltd., ADR	South Africa	576,733	4,734,978
Sino Gold, Ltd.	Australia	815,733	1,147,492
Southernera Resources, Ltd.	United States	1,400,000	3,497,366
St. Jude Resources, Ltd.	Canada	1,200,000	1,056,433
Wheaton River Minerals, Ltd.	Canada	2,746,200	6,922,325
Wolfden Resources, Inc.	Canada	186,400	624,138
Yamana Gold, Inc.	Canada	194,400	406,646

Total Common Stocks (cost $262,928,166)			272,906,628

[1]

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)
	Country	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
JCI, Ltd., 15.50%, 01/20/2006 (cost $0)	South Africa	53,382	$78

YANKEE OBLIGATIONS-CORPORATE 2.4%
MATERIALS 2.4%
Metals & Mining 2.4%
Gold Bullion Securities, 0.00%, 04/23/2049 (cost $6,868,575) ¤	United Kingdom	17,669,600	6,922,949

	Country	Shares	Value

WARRANTS 1.5%
MATERIALS 1.5%
Metals & Mining 1.5%
Amerigo Resources, Ltd., expiring 6/18/2005 *	Canada	1,250,000	1,034,612
Nevsun Resources, Ltd., expiring 12/19/2008 *	Canada	100,000	40,212
Southernera Resources, Ltd., expiring 11/17/2008 *	Canada	800,000	234,763
St. Jude Resources, Ltd., expiring 11/20/2008 *	Canada	600,000	74,762
Wheaton River Minerals, Ltd., Ser. A, expiring 5/30/2007 *	Canada	2,300,000	3,132,430

Total Warrants (cost $1,436,655) *			4,516,779

SHORT-TERM INVESTMENTS 3.1%
MUTUAL FUND SHARES 3.1%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $8,946,408)	United States	8,946,408	8,946,408

Total Investments (cost $280,179,804) 100.0%			293,292,842
Other Assets and Liabilities 0.0%			111,183

Net Assets 100.0%			$293,404,025

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond for amortization of discount at acquisition
Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total investments by geographic location as of July 31, 2004:

Canada	59.1%
South Africa	16.8%
United States	10.6%
Australia	6.6%
Peru	3.7%
United Kingdom	2.4%
Papua New Guinea	0.8%

100.0%

On October 31, 2003, the aggregate cost of securities for federal income tax purposes was $281,352,481. The gross unrealized appreciation and depreciation on securities based on tax cost was $41,033,126 and $29,092,765, respectively, with a net unrealized appreciation of $11,940,361.

[2]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 22, 2004